Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debt Securities In Issue [Abstract]
Bonds Issued Beginning Balance	¥ 1,707,025
Cash flows:
Proceeds from issuance of subordinated bonds	104,866	¥ 244,315	¥ 276,949
Redemption of subordinated bonds	(180,034)	(371,640)	¥ (186,785)
Non-cash changes:
Foreign exchange translations	(11,138)
Others	(10,212)
Bonds Issued Ending Balance	¥ 1,610,507	¥ 1,707,025